Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments	12 Months Ended
Dec. 31, 2022
GUARANTEES WITH THIRD PARTIES, CONTINGENT ASSETS AND, LIABILITIES, AND OTHER COMMITMENTS
Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments

36.  GUARANTEES WITH THIRD PARTIES, CONTINGENT ASSETS AND, LIABILITIES, AND OTHER COMMITMENTS

36.1 Direct guarantees

As of December 31, 2022, Enel Chile had future energy purchase commitments amounting to ThCh$12,862,690,830 (ThCh$7,347,166,465 as of December 31, 2021).

36.2 Indirect guarantees

			Debtor		Guarantee		Outstanding balance as of
Contract	Maturity	Creditor of Guarantee	Company	Relationship	Guarantor	Type of Guarantee	Currency	12-31-2022 ThCh$	12-31-2021 ThCh$
B Bond (*)	June 2022	Bond holders Enel Américas´ Bond Program	Enel Américas	Common control	Companies divided from the original debtor Enersis (solidarity debtor Enel Chile)	Joint and several co-signer	UF	-	2,803,327
Credit opening contract	November 2022	GDN BID Loan	Enel Green Power Chile	Subsidiary	Enel Chile	Guarantor	US$	-	25,389,270
Credit opening contract	October 2037	European Investment Bank	Enel Chile	Parent	Enel SpA	Guarantor	US$	8,638,876	-
Credit opening contract	December 2037	European Investment Bank	Enel Chile	Parent	Enel SpA	Guarantor	US$	41,827,120	-
Total								50,465,996	28,192,597

(*) Upon the demerger of the original issuer, Enersis (currently Enel Américas), and in accordance with the bond indenture, all entities arising from the demerger are liable for the debt, regardless of the fact that that the payment obligation remains in Enel Américas.

36.3 Litigation and arbitration proceedings

1.Enel Chile S.A.
1.1.	In October 2020, Inversiones Tricahue S.A. filed a tort claim against Enel Chile, claiming its alleged liability for the economic losses suffered as a result of the corporate restructuring. In this lawsuit, Inversiones Tricahue and its subsidiary seek claims in the amounts of ThCh$72,558,025 and ThCh$12,431,395, respectively. The evidentiary stage of the case is closed, with some procedures still pending.
1.2.	On August 25, 2021, three investors, Inversiones Inmobiliarias y Asesorías Anaelen Ltda., Inversiones León Obrecht Ltda. and Inversiones Antares Ltda., filed before the 7th Criminal Court of Santiago a criminal complaint (i) for the crime of mismanagement, against the Directors of Empresa Eléctrica Pehuenche S.A. and (ii) for the crime of infringement of the duties of supervision and oversight that generate liability to the legal entity, against Enel Chile. This second criminal claim was based on the allegation that Enel Chile allowed the crime of mismanagement to be committed within it (by Pehuenche as a related company). The complaint was admitted for processing by the 7th Criminal Court of Santiago on August 25, 2021. The Criminal Court sent the case file to the Public Prosecutor’s Office of the Central-North Metropolitan Regional Prosecutor’s Office. The case is in the informal investigation stage.
2.Enel Generación Chile S.A.
2.1.	On March 21, 2022, Inversiones Tricahue S.A. filed a lawsuit against Enel Generación before arbitrator Rafael Gómez Balmaceda, claiming the breach of a settlement agreement dated August 22, 2012, requesting that the breach be judicially declared and requesting that Enel Generación be ordered to pay the fine or penalty clause established in the settlement agreement. This matter has completed the evidentiary stage.
3.Enel Distribución Chile S.A.
3.1.	The National Consumer and User Protection Agency, CONADECUS, filed a class action lawsuit against Enel Distribución for violation of the collective and diffuse interest of consumers due to non-compliance with Law No. 19,496, the amount of which is undetermined. The case is presently in the admissibility stage.
3.2.	The National Consumer Service, SERNAC, filed a lawsuit against Enel Distribución and Empresa Eléctrica Colina for the power outages that occurred between January 29 and February 2, 2021, the amount of which is undetermined. The case is in the reconciliation stage.
3.3.	The Municipality of Recoleta filed an enforcement lawsuit against Enel Distribución by virtue of the provisions of Ordinance No. 75 of 2021, on “Municipal Fees for the Municipality of Recoleta”, for the amount of ThCh$ 2,344,896. The case is in the discussion stage.
3.4.	The National Consumer Service, SERNAC, filed a lawsuit against Enel Distribución for alleged violations related to the contracting of insurance, the amount of which is undetermined. The case is in the reconciliation stage.
3.5.	By means of Exempt Resolution No. 33,646 dated November 23, 2020, the Superintendence of Electricity and Fuels imposed on Enel Distribución a fine equivalent to 15,000 UTM (ThCh$917,355) on the basis that Enel Distribución did not include Charges for the Use of the Transmission System in bills issued in April 2020. Enel Distribución filed an appeal for reconsideration against this resolution, which was partially accepted, reducing the fine to 10,000 UTM (ThCh$611,570). On June 29, 2022, an appeal was filed before the Court of Appeals of Santiago, which is pending.
3.6.	By means of Exempt Resolution No. 35,004 dated November 12, 2021, the Superintendence of Electricity and Fuels imposed on Enel Distribución a fine equivalent to 35,611 UTM (ThCh$2,177,862) on the basis that Enel Distribución exceeded the maximum values allowed by the current regulations in the continuity indexes at the level of the primary feeders, which constitutes a breach of the supply quality standards. Enel Distribución filed an appeal for reconsideration against this resolution, which was rejected by Exempt Resolution No. 35,282. On June 1, 2022, an appeal for reconsideration was filed before the Court of Appeals of Santiago, which was rejected. A further appeal is pending before the Supreme Court.
3.7.	By means of Exempt Resolution No. 11,897 dated April 22, 2022, the Superintendence of Electricity and Fuels imposed on Enel Distribución a fine equivalent to 9,375 UTM (ThCh$573,347) on the basis that Enel Distribución did not comply with the instruction of the National Electric Coordinator. Enel Distribución filed an appeal for reconsideration against this resolution, which was rejected on July 28, 2022. On October 5, 2022, an appeal was filed before the Court of Appeals of Santiago, which was rejected.
3.8.	By means of Exempt Resolution No. 11,969 dated April 26, 2022, the Superintendence of Electricity and Fuels imposed on Enel Distribución a fine equivalent to 43,200 UTM (ThCh$2,641,982) on the basis that Enel Distribución exceeded the SAIDI limit in the districts of Independencia, La Cisterna, Lo Espejo, Lo Prado, Maipú and Pedro Aguirre Cerda. Enel Distribución filed an appeal for reconsideration against this resolution, which was rejected. On September 14, 2022, an appeal was filed before the Court of Appeals of Santiago, which is pending.

In relation to the litigation described above, the Enel Chile Group has recorded provisions of ThCh$6,004,761 as of December 31, 2022 (see Note 25). There are other litigation matters that also have associated provisions but are not described in this note since individually they represent immaterial amounts. Management considers that the provisions recorded adequately cover the litigation risks and, therefore, does not expect additional liabilities other than those already recorded.

Given the characteristics of the risks covered by these provisions, it is not possible to determine a reasonable schedule of payment dates, if any.

36.4. Financial restrictions

Several debt contracts of the Company, and of some of its subsidiaries include the obligation to comply with certain financial ratios, which is common in contracts of this nature. There are also affirmative and negative covenants that require monitoring of these commitments. In addition, there are restrictions in the sections of events of default that must be fulfilled to avoid acceleration of the debt.

1.	Cross Default

Some of the financial debt contracts contain cross default clauses.

Financial restrictions	Enel Chile	Enel Chile	Enel Chile	Enel Generación Chile	Enel Generación Chile
Instrument type with restriction	Cred. with Fin. Inst.	Cred. with Fin. Inst.	Yankee bonds	Yankee bonds	Yankee bonds
Restriction to be fulfilled by Informant or Subsidiary	Any financial debt that Enel Chile maintains, for any amount past due, and that the principal of the debt that gives rise to the cross default exceeds US$150 million in an individual debt.	Any financial debt that Enel Chile maintains, for any amount past due, and that the principal of the debt that gives rise to the cross default exceeds US$150 million in an individual debt.	Any financial debt that Enel Chile maintains, for any amount past due, and that the principal of the debt that gives rise to the cross default exceeds US$150 million in an individual debt.

Any financial debt held by Enel Generación Chile or its Chilean subsidiaries, for any amount past due, and that the principal of the debt that gives rise to the cross default exceeds US$30 million in an individual debt.

Any financial debt held by Enel Generación Chile or its Chilean subsidiaries, for any amount past due, and that the principal of the debt that gives rise to the cross default exceeds US$50 million in an individual debt.

Creditor	BBVA, S.A. (Administrative Agent) and SMBC	Santander Chile, Scotiabank and European Investment Bank	Bank of New York Mellon (Representative of Bondholders)	Bank of New York Mellon (Representative of Bondholders)	Bank of New York Mellon (Representative of Bondholders)
Registration Number	-	-	ISIN: US29278DAA37	ISIN: US29244TAC53; US29244TAB7; US29244TAA9	ISIN: US29246RAA14
Name of financial indicator or ratio	Cross default	Cross default	Cross default	Cross default	Cross default
Measurement frequency	Quarterly	Quarterly	Quarterly	Quarterly	Quarterly
Calculation mechanism or definition of the indicator or ratio	Debt past due greater than US$150 million of principal individually.	Debt past due greater than US$150 million of principal individually.	Debt past due greater than US$150 million of principal individually.	Debt past due greater than US$30 million of principal individually.	Debt past due greater than US$50 million of principal individually.
Restriction that must be fulfilled (Range, Value and Unit of measure)	Not have individual debts past due greater than US$150 million.	Not have individual debts past due greater than US$150 million.	Not have individual debts past due greater than US$150 million.	Not have individual debts past due greater than US$150 million.	Not have individual debts past due greater than US$150 million.
Indicator or ratio determined by the company	There are no outstanding debts for an amount greater than US$150 million individually.	There are no outstanding debts for an amount greater than US$150 million individually.	There are no outstanding debts for an amount greater than US$150 million individually.	There are no outstanding debts for an amount greater than US$30 million individually.	There are no outstanding debts for an amount greater than US$50 million individually.
Compliance YES/NO	Yes	Yes	Yes	Yes	Yes
Accounts used in the calculation of the indicator or ratio	-	-	-	-	-

Financial restrictions	Enel Generación Chile	Enel Generación Chile	Enel Distribución Chile
Instrument type with restriction	Series H and M Bonds	Cred. with Fin. Inst.	Cred. with Fin. Inst.
Restriction to be fulfilled by Informant or Subsidiary	Any financial debt held by Enel Generación Chile, for any amount past due, and that the principal of the debt that gives rise to the cross default exceeds US$50 million individually.	Any financial debt held by Enel Generación Chile, for any amount past due.	Any financial debt held by Enel Distribución Chile, for any amount past due.
Creditor	Banco Santander (Representative of Bondholders)	Banco Santander Chile	Banco Santander Chile, Security and Scotiabank
Registration Number	Registration in the CMF Securities Registry No. 317 for Series H and No. 522 for Series M	-	-
Indicator name or financial ratio	Cross default	Cross default	Cross default
Measurement frequency	Quarterly	Quarterly	Quarterly
Calculation mechanism or definition of the indicator or ratio	Debt past due greater than US$50 million of principal individually.	Delinquent debt.	Delinquent debt.
Restriction that must be fulfilled (Range, Value and Unit of measure)	Not have individual debts past due greater than US$50 million.	Not have individual debts past due.	Not have individual debts past due.
Indicator or ratio determined by the company	There are no outstanding debts for an amount greater than US$50 million individually.	There are no delinquent debts.	There are no delinquent debts.
Compliance YES/NO	Yes	Yes	Yes
Accounts used in the calculation of the indicator or ratio	-	-	-

2.	Financial covenants

Financial covenants are contractual commitments with respect to minimum or maximum financial ratios that the Company is obliged to meet at certain periods of time (quarterly, annually, etc.) and in some cases only when certain conditions are met. Most of the financial covenants of the Company limit leverage and track the ability to generate cash flow that will service the companies’ indebtedness. Certain companies are also required to periodically certify these covenants. The types of covenants and their respective limits vary according to the type of debt and contract.

Financial restrictions	Enel Generación Chile	Enel Generación Chile	Enel Generación Chile	Enel Generación Chile
Instrument type with restriction	Series H and M Bonds	Series H and M Bonds	Series H and M Bonds	Series H Bonds
Restriction to be fulfilled by Informant or Subsidiary	A ratio between Financial Obligations and Total Capitalization must be maintained of less than or equal to 0.64.	Maintain a Minimum Equity of Ch$761,661 million, a limit that is updated at the end of each fiscal year, as established in the contract.	Maintain a Financial Expense Coverage Coefficient of greater than or equal to 1.85.

Maintain a Net Active Position with Related Companies not exceeding the equivalent amount in pesos, legal tender, of US$500 million, according to the exchange rate observed on the date of its calculation.

Creditor	Banco Santander (Representative of Bondholders)	Banco Santander (Representative of Bondholders)	Banco Santander (Representative of Bondholders)	Banco Santander (Representative of Bondholders)
Registration Number	Registration in the CMF Securities Registry No. 317 for Series H and No. 522 for Series M	Registration in the CMF Securities Registry No. 317 for Series H and No. 522 for Series M	Registration in the CMF Securities Registry No. 317 for Series H and No. 522 for Series M	Registration in the Securities Registry of CMF No. 317
Indicator name or financial ratio	Consolidated Indebtedness Level	Equity Attributable to the Parent Company	Financial Expenses Coverage Coefficient	Net Active Position with Related Companies
Measurement frequency	Quarterly	Quarterly	Quarterly	Quarterly
Calculation mechanism or definition of the indicator or ratio

Financial Obligations corresponding to the sum between Loans that accrue interest, current, Loans that accrue interest, non-current, Other financial liabilities, current, Other financial liabilities, non-current and Other obligations guaranteed by the Issuer or its subsidiaries, while Total Capitalization is the sum between Financial Obligations and Total Equity.

The Equity corresponds to the Equity attributable to the owners of the parent company, which is contrasted with the level of Minimum Equity that will be readjusted by a percentage, provided it is positive, of the annual variation of the Consumer Price Index multiplied by the difference between 1 minus the ratio of Non-Monetary Assets in Chile recorded in pesos and the Equity Attributable to the Parent Company. If the annual variation of the Consumer Price Index is negative or if the ratio between Non-Monetary Assets in Chile recorded in pesos and Equity Attributable to the Parent Company is greater than one, there will be no readjustment in that year.

Financial expense coverage is the quotient between: i) Gross operating profit, plus Financial income and dividends received from associated companies, and ii) Financial expenses; both items refer to the period of four consecutive quarters ending at the end of the quarter being reported.

The Net Active Position with Related Companies is the difference between: i) the sum of Accounts Receivable from Related Entities of Current and Non-Current Assets and ii) the sum of Accounts Payable to Related Entities of Current and Non-Current Liabilities. The amounts corresponding to those that jointly comply with the following must be excluded from the foregoing: i) operations lasting less than 180 days, and ii) operations arising from the ordinary course of business of Enel Generación Chile or its subsidiaries.

Restriction that must be fulfilled (Range, Value and Unit of measure)	A ratio between Financial Obligations and Total Capitalization must be maintained of less than or equal to 0.64.	Maintain a Minimum Equity of Ch$761,661 million, a limit that is updated at the end of each fiscal year, as established in the contract.	Maintain a Financial Expense Coverage Coefficient of greater than or equal to 1.85.

Maintain a Net Active Position with Related Companies not exceeding the equivalent amount in pesos, legal tender, of US$500 million, according to the exchange rate observed on the date of its calculation.

Indicator or ratio determined by the company	0.30	Ch$2,071,385 million	11.96	US$169.64 million
Compliance YES/NO	Yes	Yes	Yes	Yes
Accounts used in the calculation of the indicator or ratio	Financial Obligations and Total Capitalization	Equity attributable to the owners of the parent company.	Gross Operating Income and Financial Expenses	Current and Non-Current Accounts Receivable and Payable to Related Entities.

Finally, in most contracts, the acceleration of the debt due to non-compliance with covenants does not occur automatically. Certain conditions must be met, such as the expiration of remediation periods, among others.

As of December 31, 2022, Enel Chile and its subsidiaries comply with all the financial obligations summarized herein. They also comply with other financial obligations whose non-compliance could result in the acceleration of the maturity of its financial commitments.

36.5. COVID-19 contingency

The Group continues to closely monitor the evolution of COVID-19, and all of the company's efforts are aimed at guaranteeing correct and safe continuity of our operations, while also ensuring the health and safety of our people.

On the other hand, the Company is closely following the potential implications of COVID-19 in areas of interest in order to evaluate, based on specific commercial circumstances and the availability of reliable information, the relevance of the pandemic for the Group's financial position and performance. The main risks identified are related to losses for the impairment of accounts receivable (see note 3.g.3 and 9.d).